Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Cumulative Effect of the Revenue Accounting Changes to Consolidated Balance Sheet

The cumulative effect of the revenue accounting changes made to our consolidated balance sheet as of January 1, 2018 were as follows:

	Balance at December 31, 2017	Adjustments(1)	Balance at January 1, 2018
Current Assets
Accounts Receivables	$198,273	15,407	$213,680
Current Liabilities
Deferred Revenue	30,113	27,455	2,658
Shareholders’ Equity
Accumulated losses	(367,616)	42,862	(324,754)

(1)	Net of tax effect